Consolidated Statements of Operations & Comprehensive (Loss) Income - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues
Oil sales	$ 12,285,000	$ 18,849,000	$ 36,404,000	$ 56,408,000	$ 70,739,269	$ 104,233,379
Natural gas sales	2,190,000	1,612,000	5,448,000	4,091,000	6,823,019	7,589,599
Natural gas liquid sales	1,063,000	416,000	2,685,000	1,538,000	1,928,068	3,803,582
Total revenues	15,538,000	20,877,000	44,537,000	62,037,000	79,490,356	115,626,560
Costs and expenses
Lease operating and gas gathering	4,006,000	4,616,000	12,764,000	12,666,000	17,853,428	16,631,611
Production, ad valorem, and severance taxes	907,000	1,376,000	3,046,000	4,203,000	4,981,826	7,123,332
Rig standby expense	364,000	10,000	2,261,000	10,000
Depletion, depreciation, and amortization	10,665,000	13,823,000	38,301,000	39,861,000	58,827,705	40,521,546
Accretion of asset retirement obligations	53,000	53,000	160,000	160,000	214,335	201,076
Loss (gain) on sale of oil and gas properties	53,000		(1,478,000)	625,000
Impairment of oil and gas properties	29,144,000		31,082,000		28,622,961	5,478,264
Stock-based compensation	122,000	880,000	313,000	1,746,000	2,585,111	1,938,400
General and administrative	2,870,000	2,399,000	8,501,000	7,095,000	10,824,845	8,913,052
Other expense	1,000	18,000	1,045,000	53,000
Total costs and expenses	48,185,000	23,175,000	95,995,000	66,419,000	123,910,211	80,807,281
Income (loss) from operations	(32,647,000)	(2,298,000)	(51,458,000)	(4,382,000)	(44,419,855)	34,819,279
Other income (expense)
Interest expense	(7,345,000)	(6,666,000)	(19,644,000)	(18,485,000)	(24,576,993)	(19,949,359)
Gain on disposal of bonds	29,363,000		29,363,000
Unrealized loss on warrants	(611,000)		(611,000)
Gain (loss) on derivative financial instruments	1,664,000	19,481,000	(3,405,000)	18,956,000	27,608,534	43,972,245
Other income (expense)					(1,065,539)	55,187
Total other income, net	23,071,000	12,815,000	5,703,000	471,000	1,966,002	24,078,073
(Loss) income before income taxes	(9,576,000)	10,517,000	(45,755,000)	(3,911,000)	(42,453,853)	58,897,352
Income tax (expense) benefit	(1,684,000)	(3,931,000)	10,354,000	1,419,000	15,120,888	(22,431,722)
Net (loss) income	$ (11,260,000)	$ 6,586,000	$ (35,401,000)	$ (2,492,000)	$ (27,332,965)	$ 36,465,630
Net (loss) income per common share-basic and diluted	$ (1.44)	$ 0.88	$ (4.64)	$ (0.33)
Net income (loss) per common share-basic	$ (1.44)	$ 0.88	$ (4.64)	$ (0.33)	$ (1.82)	$ 2.49
Weighted average common shares outstanding-basic and diluted	7,842,586	7,522,025	7,629,896	7,522,025
Net income (loss) per common share-diluted	$ (1.44)	$ 0.88	$ (4.64)	$ (0.33)	$ (1.82)	$ 2.42
Weighted average common shares outstanding-basic	7,842,586	7,522,025	7,629,896	7,522,025	15,044,051	14,661,004
Weighted average common shares outstanding-diluted	7,842,586	7,522,025	7,629,896	7,522,025	15,044,051	15,069,610
Other comprehensive (loss) income:
Net (loss) income	$ (11,260,000)	$ 6,586,000	$ (35,401,000)	$ (2,492,000)	$ (27,332,965)	$ 36,465,630
Foreign currency translation adjustments	(13,000)	(30,000)	(29,000)	(29,000)	12,267	(404,038)
Comprehensive (loss) income	$ (11,273,000)	$ 6,556,000	$ (35,430,000)	$ (2,521,000)	$ (27,320,698)	$ 36,061,592